Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Applied Finance Dividend Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Dividend Fund
Class Name	Institutional Class
Trading Symbol	AFAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Dividend Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.
Additional Information Phone Number	800-673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.97%¹
¹	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 26,003,247
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 27,121
Investment Company, Portfolio Turnover	3.86%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$26,003,247
Number of Holdings	39
Total Net Advisory Fee	$27,121
Portfolio Turnover Rate	3.86%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Marathon Petroleum Corp.	3.13%
JPMorgan Chase & Co.	2.97%
Omega Healthcare Investors, Inc.	2.94%
RTX Corp.	2.94%
Cisco Systems, Inc.	2.94%
Sempra Energy	2.90%
Chevron Corp.	2.90%
Eli Lilly & Co.	2.87%
Johnson & Johnson	2.82%
Truist Financial Corp.	2.82%

Applied Finance Dividend Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Dividend Fund
Class Name	Investor Class
Trading Symbol	AFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Dividend Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.
Additional Information Phone Number	800-673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.21%¹

[1]Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%	[2]
Net Assets	$ 26,003,247
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 27,121
Investment Company, Portfolio Turnover	3.86%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$26,003,247
Number of Holdings	39
Total Net Advisory Fee	$27,121
Portfolio Turnover Rate	3.86%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Marathon Petroleum Corp.	3.13%
JPMorgan Chase & Co.	2.97%
Omega Healthcare Investors, Inc.	2.94%
RTX Corp.	2.94%
Cisco Systems, Inc.	2.94%
Sempra Energy	2.90%
Chevron Corp.	2.90%
Eli Lilly & Co.	2.87%
Johnson & Johnson	2.82%
Truist Financial Corp.	2.82%

Applied Finance Explorer Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Explorer Fund
Class Name	Institutional Class
Trading Symbol	AFDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Explorer Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.
Additional Information Phone Number	800-673-0550
Additional Information Website	www.appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.84%¹
[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[2]
Net Assets	$ 920,349,900
Holdings Count | Holdings	144
Advisory Fees Paid, Amount	$ 2,699,687
Investment Company, Portfolio Turnover	16.17%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$920,349,900
Number of Holdings	144
Total Net Advisory Fee	$2,699,687
Portfolio Turnover Rate	16.17%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Sterling Infrastructure, Inc.	1.90%
Comfort Systems USA, Inc.	1.87%
InterDigital, Inc.	1.25%
HCI Group, Inc.	1.12%
Newmark Group, Inc.	1.07%
Warrior Met Coal, Inc.	1.05%
StoneX Group, Inc.	1.03%
CSG Systems International, Inc.	1.01%
OSI Systems, Inc.	1.01%
Enova International, Inc.	1.01%

Applied Finance Explorer Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Explorer Fund
Class Name	Investor Class
Trading Symbol	AFDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Explorer Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.
Additional Information Phone Number	800-673-0550
Additional Information Website	www.appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.09%¹
[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%	[3]
Net Assets	$ 920,349,900
Holdings Count | Holdings	144
Advisory Fees Paid, Amount	$ 2,699,687
Investment Company, Portfolio Turnover	16.17%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$920,349,900
Number of Holdings	144
Total Net Advisory Fee	$2,699,687
Portfolio Turnover Rate	16.17%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Sterling Infrastructure, Inc.	1.90%
Comfort Systems USA, Inc.	1.87%
InterDigital, Inc.	1.25%
HCI Group, Inc.	1.12%
Newmark Group, Inc.	1.07%
Warrior Met Coal, Inc.	1.05%
StoneX Group, Inc.	1.03%
CSG Systems International, Inc.	1.01%
OSI Systems, Inc.	1.01%
Enova International, Inc.	1.01%

Applied Finance Select Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Select Fund
Class Name	Institutional Class
Trading Symbol	AFVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Select Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.
Additional Information Phone Number	800-673-0550
Additional Information Website	www.appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.76%¹
[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.76%	[4]
Net Assets	$ 661,958,190
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 1,765,760
Investment Company, Portfolio Turnover	11.89%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$661,958,190
Number of Holdings	52
Total Net Advisory Fee	$1,765,760
Portfolio Turnover Rate	11.89%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Alphabet, Inc. Class A	3.98%
KLA Corp.	3.85%
Applied Materials, Inc.	3.77%
Apple, Inc.	3.75%
Oracle Corp.	3.36%
Cisco Systems, Inc.	3.29%
Microsoft Corp.	3.29%
International Business Machines Corp.	3.28%
HP, Inc.	3.13%
Meta Platforms, Inc.	2.58%

Applied Finance Select Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Select Fund
Class Name	Investor Class
Trading Symbol	AFVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Select Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.
Additional Information Phone Number	800-673-0550
Additional Information Website	www.appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$55	1.01%¹
[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.01%	[5]
Net Assets	$ 661,958,190
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 1,765,760
Investment Company, Portfolio Turnover	11.89%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$661,958,190
Number of Holdings	52
Total Net Advisory Fee	$1,765,760
Portfolio Turnover Rate	11.89%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Alphabet, Inc. Class A	3.98%
KLA Corp.	3.85%
Applied Materials, Inc.	3.77%
Apple, Inc.	3.75%
Oracle Corp.	3.36%
Cisco Systems, Inc.	3.29%
Microsoft Corp.	3.29%
International Business Machines Corp.	3.28%
HP, Inc.	3.13%
Meta Platforms, Inc.	2.58%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized